Document and Entity Information	Dec. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Virtus Asset Trust
Entity Central Index Key	0001018593
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2020
Document Effective Date	Dec. 18, 2020
Prospectus Date	Apr. 28, 2020
Virtus Ceredex Large-Cap Value Equity Fund | Class R6
Prospectus:
Trading Symbol	STVZX
Virtus Ceredex Large-Cap Value Equity Fund | Class I
Prospectus:
Trading Symbol	STVTX
Virtus Ceredex Large-Cap Value Equity Fund | Class C
Prospectus:
Trading Symbol	SVIFX
Virtus Ceredex Large-Cap Value Equity Fund | Class A
Prospectus:
Trading Symbol	SVIIX
Virtus Ceredex Mid-Cap Value Equity Fund | Class R6
Prospectus:
Trading Symbol	SMVZX
Virtus Ceredex Mid-Cap Value Equity Fund | Class I
Prospectus:
Trading Symbol	SMVTX
Virtus Ceredex Mid-Cap Value Equity Fund | Class C
Prospectus:
Trading Symbol	SMVFX
Virtus Ceredex Mid-Cap Value Equity Fund | Class A
Prospectus:
Trading Symbol	SAMVX
Virtus Ceredex Small-Cap Value Equity Fund | Class R6
Prospectus:
Trading Symbol	VVERX
Virtus Ceredex Small-Cap Value Equity Fund | Class I
Prospectus:
Trading Symbol	SCETX
Virtus Ceredex Small-Cap Value Equity Fund | Class C
Prospectus:
Trading Symbol	STCEX
Virtus Ceredex Small-Cap Value Equity Fund | Class A
Prospectus:
Trading Symbol	SASVX
Virtus SGA International Growth Fund | Class R6
Prospectus:
Trading Symbol	SCIZX
Virtus SGA International Growth Fund | Class I
Prospectus:
Trading Symbol	STITX
Virtus SGA International Growth Fund | Class A
Prospectus:
Trading Symbol	SCIIX
Virtus Silvant Large-Cap Growth Stock Fund | Class R6
Prospectus:
Trading Symbol	STCZX
Virtus Silvant Large-Cap Growth Stock Fund | Class I
Prospectus:
Trading Symbol	STCAX
Virtus Silvant Large-Cap Growth Stock Fund | Class A
Prospectus:
Trading Symbol	STCIX
Virtus Silvant Small-Cap Growth Stock Fund | Class I
Prospectus:
Trading Symbol	SSCTX
Virtus Silvant Small-Cap Growth Stock Fund | Class A
Prospectus:
Trading Symbol	SCGIX